Taxes Payable (Tables)	6 Months Ended
Jun. 30, 2024
Taxes Payable [Abstract]
Schedule of Taxes Payable	At June 30, 2024 and December 31, 2023, taxes payable consisted of the following.
	June 30, 2024	December 31, 2023
	(Unaudited)
Value-added tax	$1,251,271	$1,219,713
Corporate tax	473,056	564,372
Other taxes	150,104	133,562
Total	$1,874,431	$1,917,647